Income Taxes - Additional Information (Detail) $ in Millions, R in Billions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 USD ($)
Disclosure Of Income Taxes [line items]
Effective tax rate	24.10%	24.10%	34.10%
Exceptional tax expenses			$ (133)
South Africa Tax Matters [Member]
Disclosure Of Income Taxes [line items]
Exceptional tax expenses	$ (240)	R (4.5)